Cover	Sep. 22, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2022
Entity File Number	001-40685
Entity Registrant Name	METALS ACQUISITION CORP.
Entity Central Index Key	0001853021
Entity Tax Identification Number	98-1589041
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Century House, Ground Floor
Entity Address, Address Line Two	Cricket Square, P.O. Box 2238
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1107
City Area Code	817
Local Phone Number	698-9901
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A ordinary shares, $0.0001 par value, and one-third of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A ordinary shares, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	MTAL.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of Class A ordinary shares included as part of the units
Trading Symbol	MTAL
Security Exchange Name	NYSE
Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A ordinary shares at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary shares at an exercise price of $11.50
Trading Symbol	MTAL.WS
Security Exchange Name	NYSE